T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

BRAZIL 10.9%			Government Bonds 2.8%
			Republic of Colombia,
Government Bonds 10.9%			6.00%, 4/28/28	150,000,000	35
Brazil Notas do Tesouro Nacional,			Republic of Colombia,
Series B, Inflation-Indexed,			7.00%, 5/4/22	110,000,000	28
6.00%, 5/15/45	33,123	8	Republic of Colombia,
Brazil Notas do Tesouro Nacional,			7.50%, 8/26/26	212,000,000	53
Series F,			Republic of Colombia,
10.00%, 1/1/21	200,000	40	10.00%, 7/24/24	53,600,000	15
Brazil Notas do Tesouro Nacional,
Series F,					131
10.00%, 1/1/23	945,000	202
Brazil Notas do Tesouro Nacional,			Total Colombia
Series F,			(Cost $297)		188
10.00%, 1/1/25	1,235,000	268
Total Brazil			EGYPT 1.3%
(Cost $658)		518
			Government Bonds 1.3%

CHILE 2.7%			Arab Republic of Egypt,
			15.90%, 9/9/24	230,000	16
			Arab Republic of Egypt Treasury
Government Bonds 2.7%			Bills,
Bonos de la Tesoreria de la			13.651%, 6/2/20	575,000	36
Republica,			Arab Republic of Egypt Treasury
4.50%, 3/1/26	100,000,000	128	Bills,
Total Chile			15.399%, 6/16/20	150,000	9
(Cost $151)		128	Total Egypt
			(Cost $58)		61
CHINA 2.0%
			HUNGARY 3.8%
Government Bonds 2.0%
China Development Bank,			Government Bonds 3.8%
3.68%, 2/26/26	200,000	29	Republic of Hungary,
People's Republic of China,			3.00%, 10/27/27	17,960,000	58
3.22%, 12/6/25	230,000	34	Republic of Hungary,
People's Republic of China,			6.00%, 11/24/23	33,780,000	121
3.57%, 6/22/24	200,000	30	Total Hungary
Total China			(Cost $212)		179
(Cost $92)		93
			INDONESIA 9.7%
COLOMBIA 4.0%
			Corporate Bonds 3.9%
Corporate Bonds 1.2%			Jasa Marga (Persero),
Empresas Public de Medellin,			7.50%, 12/11/20 (1)	800,000,000	49
7.625%, 9/10/24 (1)	240,000,000	57

		57

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Standard Chartered Bank, CLN			United Mexican States,
(Reference: Republic of			10.00%, 12/5/24	2,396,000	114
Indonesia), 9.00%, 3/19/29 (1)	2,100,000,000	136	Total Mexico
		185	(Cost $607)		497

Government Bonds 5.8%			PERU 2.4%
Republic of Indonesia,
5.625%, 5/15/23	1,547,000,000	92
Republic of Indonesia,			Corporate Bonds 0.4%
6.125%, 5/15/28	3,180,000,000	172	Banco de Credito del Peru,
Republic of Indonesia,			4.85%, 10/30/20 (1)	61,000	18
8.375%, 9/15/26	99,000,000	6			18
Republic of Indonesia,
8.75%, 5/15/31	69,000,000	5	Government Bonds 2.0%

		275	Republic of Peru,
			6.90%, 8/12/37	280,000	94
Total Indonesia
(Cost $571)		460			94
			Total Peru
MALAYSIA 4.6%			(Cost $117)		112

Government Bonds 4.6%			POLAND 4.1%
Government of Malaysia,
3.478%, 6/14/24	230,000	54	Government Bonds 4.1%
Government of Malaysia,			Republic of Poland,
4.232%, 6/30/31	80,000	19	2.50%, 7/25/26	245,000	63
Government of Malaysia,			Republic of Poland,
4.39%, 7/7/23	290,000	70	2.75%, 10/25/29	100,000	26
Government of Malaysia,			Republic of Poland,
4.935%, 9/30/43	287,000	74	5.75%, 9/23/22	385,000	104
Total Malaysia			Total Poland
(Cost $222)		217	(Cost $203)		193

MEXICO 10.5%			ROMANIA 4.5%

Government Bonds 10.5%			Government Bonds 4.5%
Mexican Udibonos, Inflation-Indexed,			Republic of Romania,
4.50%, 12/4/25	591,464	26	2.124%, 7/16/31 (EUR) (1)	5,000	5
United Mexican States,			Republic of Romania,
5.75%, 3/5/26	400,000	16	2.124%, 7/16/31 (EUR)	15,000	15
United Mexican States,			Republic of Romania,
7.50%, 6/3/27	2,220,000	95	4.40%, 9/25/23	240,000	56
United Mexican States,			Republic of Romania,
7.75%, 5/29/31	3,570,000	155	4.75%, 2/24/25	295,000	69
United Mexican States,			Republic of Romania,
8.50%, 5/31/29	2,000,000	91	5.00%, 2/12/29	90,000	21

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Republic of Romania,			SRI LANKA 1.1%
5.95%, 6/11/21	210,000	49

Total Romania			Government Bonds 1.1%
(Cost $228)		215	Republic of Sri Lanka Treasury Bills,
			8.323%, 11/27/20	10,000,000	50

RUSSIA 10.7%			Total Sri Lanka
			(Cost $52)		50
Government Bonds 10.7%
Russian Federation,			SUPRANATIONAL 0.6%
6.90%, 5/23/29	7,430,000	97
Russian Federation,			Government Bonds 0.6%
7.05%, 1/19/28	2,000,000	26

Russian Federation,			European Development, Bank for Reconstruction &
7.10%, 10/16/24	9,700,000	126	5.60%, 1/30/25 (IDR)	460,000,000	27
Russian Federation,
8.15%, 2/3/27	18,359,000	255	Total Supranational
			(Cost $34)		27
Total Russia
(Cost $582)		504
			THAILAND 2.9%

SERBIA 1.7%			Government Bonds 2.9%

Government Bonds 1.7%			Kingdom of Thailand,
			3.40%, 6/17/36	935,000	35
Republic of Serbia,			Kingdom of Thailand,
5.875%, 2/8/28	3,290,000	37	3.775%, 6/25/32	2,752,000	103
Republic of Serbia,
10.00%, 2/5/22	4,130,000	44	Total Thailand
			(Cost $127)		138
Total Serbia
(Cost $73)		81
			TURKEY 1.6%

SOUTH AFRICA 7.9%			Government Bonds 1.6%

Government Bonds 7.9%			Republic of Turkey,
			10.60%, 2/11/26	555,000	76
Republic of South Africa,
7.00%, 2/28/31	3,165,000	131	Total Turkey
Republic of South Africa,			(Cost $117)		76
7.75%, 2/28/23	450,000	26
Republic of South Africa,			SHORT-TERM INVESTMENTS 10.8%
8.00%, 1/31/30	514,000	24
Republic of South Africa,			MONEY MARKET FUNDS 10.8%
8.75%, 1/31/44	650,000	27	T. Rowe Price Government Reserve
Republic of South Africa,			Fund, 0.95% (2)(3)	511,267	511
8.75%, 2/28/48	1,285,000	54
Republic of South Africa,			Total Short-Term Investments
10.50%, 12/21/26	1,966,000	112	(Cost $511)		511

Total South Africa
(Cost $529)		374

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

$ Value
(Cost and value in $000s)

Total Investments in Securities 97.8%

(Cost $5,441)		$4,622
Other Assets Less Liabilities 2.2%		106
Net Assets 100%		$4,728

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $265 and represents 5.6% of net assets.
(2)	Affiliated Companies
(3)	Seven-day yield
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
BRL	Brazilian Real
BRL CDI	One day Brazilian Interbank Deposit Rate
CAD	Canadian Dollar
CHF	Swiss Franc
CLN	Credit Linked Note
CLP	Chilean Peso
CNH	Offshore China Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXIBTIIE	Mexican Interbank 28 day interest rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian New Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukraine Hryvnia
USD	U. S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s)
SWAPS 0.8%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS 0.6%

Credit Default Swaps, Protection Bought 0.0%

Mexico 0.0%
Barclays Bank, Protection Bought (Relevant Credit: United Mexican
States, 4.15%, 3/28/27), Pay 1.00% Quarterly, Receive Upon credit
default, 12/20/24 (USD)	30	1	—	1
Morgan Stanley, Protection Bought (Relevant Credit: United Mexican
States, 4.15%, 3/28/27), Pay 1.00% Monthly, Receive Upon credit
default, 12/20/24 (USD)	30	2	—	2

Total Mexico			—	3

Total Bilateral Credit Default Swaps, Protection Bought			—	3

Interest Rate Swaps 0.6%

Brazil 0.6%
Goldman Sachs, 3 Year Interest Rate Swap, Receive Fixed 5.80% At
Termination, Pay Variable 3.65% (BRL CDI) At Termination, 7/1/22	100	1	—	1
Goldman Sachs, 4 Year Interest Rate Swap, Receive Fixed 8.65% At
Termination, Pay Variable 3.65% (BRL CDI) At Termination, 7/1/22	150	3	—	3
Goldman Sachs, 4 Year Interest Rate Swap, Receive Fixed 9.525% At
Termination, Pay Variable 3.65% (BRL CDI) At Termination, 1/3/22	860	24	—	24

Total Brazil			—	28

Total Bilateral Interest Rate Swaps			—	28

Total Bilateral Swaps			—	31

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s)
	Notional		Initial	Unrealized $
Description	Amount	$ Value	$ Value	Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%

Interest Rate Swaps 0.2%

Mexico 0.1%
4 Year Interest Rate Swap, Receive Fixed 6.50% 28 Days, Pay Variable
6.768% (MXIBTIIE) 28 Days, 3/21/24	1,000	1	1	—
5 Year Interest Rate Swap, Receive Fixed 6.54% 28 Days, Pay Variable
6.749% (MXIBTIIE) 28 Days, 12/3/24	450	1	1	—
5 Year Interest Rate Swap, Receive Fixed 7.485% 28 Days, Pay Variable
7.217% (MXIBTIIE) 28 Days, 6/5/24	800	1	—	1
5 Year Interest Rate Swap, Receive Fixed 8.71% 28 Days, Pay Variable
7.228% (MXIBTIIE) 28 Days, 12/13/23	700	2	—	2
Total Mexico				3

Poland 0.1%
5 Year Interest Rate Swap, Receive Fixed 2.536% Annually, Pay Variable
1.19% (6M PLN WIBOR) Semi-Annually, 9/28/23	250	4	—	4
Total Poland				4

United States 0.0%
3 Year Interest Rate Swap, Receive Fixed 1.671% Semi-Annually, Pay
Variable 0.999% (3M USD LIBOR) Quarterly, 12/8/20	50	1	—	1
Total United States				1

Total Centrally Cleared Interest Rate Swaps				8
Total Centrally Cleared Swaps				8
Net payments (receipts) of variation margin to date				(7)
Variation margin receivable (payable) on centrally cleared swaps				1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain/(Loss)
Bank of America	4/9/20	INR	2,269	USD	32	$ (2)
Bank of America	4/9/20	USD	2	IDR	27,600	—
Bank of America	4/17/20	USD	55	RUB	3,374	11
Bank of America	6/5/20	PHP	652	USD	13	—
Bank of America	6/5/20	USD	12	MYR	54	—
Bank of America	6/12/20	CNH	5	USD	1	—
Bank of America	6/12/20	ZAR	245	USD	15	(1)
Barclays Bank	4/9/20	INR	5,901	USD	81	(3)
BNP Paribas	4/16/20	USD	23	RON	100	—
BNP Paribas	4/17/20	RUB	1,828	USD	29	(5)
BNP Paribas	5/15/20	PLN	573	USD	147	(9)
BNP Paribas	6/5/20	COP	222,108	USD	63	(9)
Citibank	4/16/20	CZK	3,222	USD	142	(12)
Citibank	4/16/20	RSD	5,339	USD	51	—
Citibank	4/16/20	RSD	606	USD	6	—
Citibank	4/24/20	USD	26	CAD	34	2
Citibank	4/24/20	USD	54	CHF	52	—
Citibank	6/5/20	UAH	272	USD	10	—
Credit Suisse	4/8/20	PEN	95	USD	28	—
Credit Suisse	4/9/20	USD	56	IDR	771,600	9
Deutsche Bank	6/5/20	USD	61	MYR	257	1
Goldman Sachs	4/9/20	IDR	242,684	USD	15	—
Goldman Sachs	4/9/20	USD	57	TWD	1,684	1
Goldman Sachs	4/17/20	RUB	2,272	USD	36	(7)
Goldman Sachs	6/5/20	THB	3,871	USD	122	(4)
Goldman Sachs	7/9/20	IDR	226,004	USD	15	(2)
Goldman Sachs	7/9/20	USD	14	IDR	242,684	—
HSBC Bank	4/9/20	IDR	724,679	USD	53	(8)
HSBC Bank	4/9/20	TWD	3,771	USD	125	—
HSBC Bank	4/9/20	USD	85	TWD	2,526	1
HSBC Bank	6/5/20	MYR	742	USD	175	(4)
HSBC Bank	6/5/20	USD	4	MYR	18	—
HSBC Bank	6/12/20	CNH	224	USD	32	—
HSBC Bank	7/10/20	USD	126	TWD	3,771	—
JPMorgan Chase	4/8/20	PEN	193	USD	58	(1)
JPMorgan Chase	4/8/20	USD	28	PEN	94	1
JPMorgan Chase	4/8/20	USD	14	PEN	48	—
JPMorgan Chase	4/9/20	TWD	438	USD	15	—
JPMorgan Chase	4/9/20	USD	17	IDR	240,371	2
JPMorgan Chase	4/9/20	USD	4	INR	315	—
JPMorgan Chase	4/16/20	RON	52	USD	12	—
JPMorgan Chase	4/16/20	RON	19	USD	4	—
JPMorgan Chase	4/16/20	RSD	367	USD	3	—
JPMorgan Chase	4/16/20	USD	48	CZK	1,202	—
JPMorgan Chase	4/16/20	USD	212	CZK	5,242	1
JPMorgan Chase	4/16/20	USD	17	RON	72	—
JPMorgan Chase	4/16/20	USD	18	RSD	1,851	—
JPMorgan Chase	4/17/20	HUF	8,553	USD	27	(1)
JPMorgan Chase	4/17/20	MXN	1,651	USD	72	(2)
JPMorgan Chase	4/17/20	RUB	3,821	USD	53	(5)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
JPMorgan Chase	4/17/20	RUB	339 USD	4	$ —
JPMorgan Chase	4/17/20	TRY	29 USD	5	—
JPMorgan Chase	4/17/20	USD	11 HUF	3,538	1
JPMorgan Chase	4/17/20	USD	27 MXN	654	—
JPMorgan Chase	4/17/20	USD	31 MXN	596	6
JPMorgan Chase	4/17/20	USD	151 RUB	10,826	12
JPMorgan Chase	4/17/20	USD	12 TRY	78	1
JPMorgan Chase	4/24/20	CHF	3 USD	3	—
JPMorgan Chase	4/24/20	USD	2 CAD	3	—
JPMorgan Chase	5/15/20	PLN	235 USD	55	1
JPMorgan Chase	5/15/20	USD	41 PLN	163	2
JPMorgan Chase	5/22/20	CHF	25 EUR	24	—
JPMorgan Chase	5/29/20	EUR	3 USD	3	—
JPMorgan Chase	6/2/20	USD	32 BRL	146	4
JPMorgan Chase	6/5/20	CLP	23,930 USD	30	(2)
JPMorgan Chase	6/5/20	COP	222,108 USD	62	(8)
JPMorgan Chase	6/5/20	COP	77,950 USD	19	—
JPMorgan Chase	6/5/20	THB	1,152 USD	36	(1)
JPMorgan Chase	6/5/20	UAH	656 USD	25	(3)
JPMorgan Chase	6/5/20	USD	16 CLP	13,532	—
JPMorgan Chase	6/5/20	USD	11 COP	44,783	—
JPMorgan Chase	6/5/20	USD	47 COP	179,978	3
JPMorgan Chase	6/5/20	USD	29 THB	928	1
JPMorgan Chase	6/12/20	SGD	10 USD	7	—
JPMorgan Chase	6/12/20	USD	29 CNH	205	1
JPMorgan Chase	6/12/20	USD	16 ZAR	290	—
JPMorgan Chase	7/17/20	CZK	1,202 USD	48	—
JPMorgan Chase	7/17/20	CZK	4,719 USD	191	—
Morgan Stanley	4/16/20	USD	10 RON	45	—
Morgan Stanley	4/17/20	USD	14 RUB	1,059	—
Morgan Stanley	5/15/20	USD	11 PLN	44	—
Morgan Stanley	6/5/20	THB	953 USD	30	(1)
Morgan Stanley	6/12/20	CNH	2 USD	—	—
Morgan Stanley	6/12/20	USD	84 SGD	116	2
Morgan Stanley	6/12/20	ZAR	404 USD	22	—
NatWest Bank	4/17/20	TRY	624 USD	104	(10)
Standard Chartered	6/5/20	USD	11 THB	376	—
State Street	5/29/20	USD	20 EUR	18	—
UBS Investment Bank	4/9/20	IDR	72,209 USD	5	(1)
UBS Investment Bank	4/16/20	CZK	3,222 USD	142	(12)
UBS Investment Bank	4/17/20	USD	61 HUF	18,082	5
UBS Investment Bank	6/12/20	CNH	6 USD	1	—
UBS Investment Bank	6/12/20	USD	19 ZAR	304	2
Net unrealized gain (loss) on open forward currency
exchange contracts					$ (43)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 1 Euro SCHATZ contracts	6/20	(124)	—
Short, 2 U. S. Treasury Notes five year contracts	6/20	(251)	(8)
Long, 1 U. S. Treasury Notes ten year contracts	6/20	139	6
Net payments (receipts) of variation margin to date			3
Variation margin receivable (payable) on open futures contracts			$1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$2	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
T. Rowe Price Government Reserve Fund	$662	¤	¤	$511	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $511.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in
Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 4,111	$ —	$ 4,111
Short-Term Investments	511	—	—	511
Total Securities	511	4,111	—	4,622
Swaps	—	32	—	32
Forward Currency Exchange Contracts	—	70	—	70
Futures Contracts	1	—	—	1
Total	$512	$ 4,213	$ —	$ 4,725
Liabilities
Forward Currency Exchange Contracts	$—	$ 113	$ —	$ 113

[1]Includes Corporate Bonds, Government Bonds.